Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD CMT FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 05, 2024
Document Creation Date	dei_DocumentCreationDate	Jun. 05, 2024